Financial Instruments and Risk Management - Schedule of Weighted Average Effective Interest Rates for the Debt and Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Bottom of range [member]
Fixed rates
Debt	$ 1.9	$ 1.5
Lease liabilities	4.7	1.5
Top of range [member]
Fixed rates
Debt	8.2	6.4
Lease liabilities	$ 5.6	$ 2.5